RETIREMENT AND PROFIT SHARING PLANS (Tables)	12 Months Ended
Aug. 31, 2023
Retirement Benefits [Abstract]
Schedule of Weighted-Average Assumptions Used to Determine the Fiscal Year-End Pension Benefit
The weighted-average assumptions used to determine the defined benefit pension obligations as of August 31 and the net periodic pension expense are as follows:

	Pension Plans						Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2021		August 31, 2023	August 31, 2022	August 31, 2021
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Discount rate for determining projected benefit obligation	5.00%	4.68%	4.25%	3.99%	2.50%	2.41%	5.00%	4.28%	2.53%
Discount rate for determining net periodic pension expense	4.25%	3.99%	2.50%	2.41%	2.50%	2.27%	4.28%	2.53%	2.51%
Long term rate of return on plan assets	3.50%	3.19%	3.50%	2.23%	3.50%	2.63%	2.88%	2.89%	3.06%
Rate of increase in future compensation for determining projected benefit obligation	2.07%	5.13%	2.07%	5.30%	2.09%	4.48%	N/A	N/A	N/A
Rate of increase in future compensation for determining net periodic pension expense	2.07%	5.30%	2.09%	4.48%	2.21%	4.04%	N/A	N/A	N/A
Interest crediting rate for determining projected benefit obligation	N/A	1.59%	N/A	1.37%	N/A	0.77%	N/A	N/A	N/A
Interest crediting rate for determining net periodic pension expense	N/A	1.37%	N/A	0.77%	N/A	0.68%	N/A	N/A	N/A

Schedule of Changes in Benefit Obligation, Plan Assets and Funded Status
The changes in the benefit obligations, plan assets and funded status of our pension and postretirement benefit plans for fiscal 2023 and 2022 are as follows:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Reconciliation of benefit obligation
Benefit obligation, beginning of year	$328,907	$2,011,658	$406,328	$2,337,120	$589,744	$734,271
Service cost	1,622	137,002	2,087	128,723	30,079	36,066
Interest cost	12,440	75,765	7,762	49,136	23,807	17,127
Participant contributions	—	21,868	—	20,274	—	—
Acquisitions/divestitures/transfers	—	21,941	—	36,262	28	—
Amendments	—	(11,888)	—	(1,052)	—	—
Special termination benefits	—	—	—	—	200	—
Plan combinations	—	319	—	—	—	—
Actuarial (gain) loss	(13,635)	(176,748)	(70,541)	(218,036)	(122,473)	(181,512)
Benefits paid	(17,463)	(119,697)	(16,729)	(104,257)	(19,698)	(15,515)
Exchange rate impact	—	72,513	—	(236,512)	(709)	(693)
Benefit obligation, end of year	$311,871	$2,032,733	$328,907	$2,011,658	$500,978	$589,744
Reconciliation of fair value of plan assets
Fair value of plan assets, beginning of year	$233,260	$1,126,871	$291,652	$1,326,259	$25,793	$32,550
Actual return on plan assets	(10,141)	(104,173)	(52,564)	(119,123)	(653)	(4,985)
Acquisitions/divestitures/transfers	—	19,358	—	8,097	—	—
Employer contributions	10,940	126,996	10,901	120,322	22,949	13,743
Participant contributions	—	21,868	—	20,274	—	—
Pension settlement	—	—	—	378	—	—
Benefits paid	(17,463)	(119,697)	(16,729)	(104,257)	(19,698)	(15,515)
Exchange rate impact	—	55,164	—	(125,079)	—	—
Fair value of plan assets, end of year	$216,596	$1,126,387	$233,260	$1,126,871	$28,391	$25,793
Funded status, end of year	$(95,275)	$(906,346)	$(95,647)	$(884,787)	$(472,587)	$(563,951)
Amounts recognized in the Consolidated Balance Sheets
Non-current assets	$6,556	$124,600	$7,901	$148,836	$—	$—
Current liabilities	(11,495)	(64,913)	(10,529)	(60,642)	(1,210)	(1,267)
Non-current liabilities	(90,336)	(966,033)	(93,019)	(972,981)	(471,377)	(562,684)
Funded status, end of year	$(95,275)	$(906,346)	$(95,647)	$(884,787)	$(472,587)	$(563,951)

Schedule of Defined Benefit Plan in Accumulated Other Comprehensive (Gain) Loss
The pre-tax accumulated net (gain) loss and prior service (credit) cost recognized in Accumulated other comprehensive (gain) loss as of August 31, 2023 and 2022 is as follows:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Net (gain) loss	$90,199	$324,500	$93,663	$370,478	$(96,281)	$23,526
Prior service (credit) cost	—	(19,138)	—	(4,478)	5,122	6,101
Accumulated other comprehensive (gain) loss, pre-tax	$90,199	$305,362	$93,663	$366,000	$(91,159)	$29,627

Schedule of Accumulated Benefit Obligation
The accumulated benefit obligation for defined benefit pension plans as of August 31, 2023 and 2022 is as follows:

	August 31, 2023		August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Accumulated benefit obligation	$309,898	$1,771,880	$325,991	$1,730,451

Schedule of Projected Benefit Obligation in Excess of Plan Assets
The following information is provided for defined benefit pension plans and postretirement plans with projected benefit obligations in excess of plan assets and for defined benefit pension plans with accumulated benefit obligations in excess of plan assets as of August 31, 2023 and 2022:

	Pension Plans				Postretirement Plans
	August 31, 2023		August 31, 2022		August 31, 2023	August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans	U.S. and Non-U.S. Plans
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$101,830	$1,328,422	$103,548	$1,364,096	$500,978	$589,744
Fair value of plan assets	—	297,495	—	330,473	28,391	25,793

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets

	August 31, 2023		August 31, 2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation	$101,830	$1,036,344	$103,548	$1,073,411
Fair value of plan assets	—	233,905	—	279,864

Schedule of Weighted-Average Plan Assets Allocation
Our target allocation for fiscal 2024 and weighted-average plan assets allocations as of August 31, 2023 and 2022 by asset category for defined benefit pension plans are as follows:

	2024 Target Allocation		2023		2022
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Asset Category
Equity securities	—%	27%	—%	19%	—%	21%
Debt securities	100	35	95	43	97	50
Cash and short-term investments	—	6	5	6	3	4
Insurance contracts	—	22	—	22	—	15
Other	—	10	—	10	—	10
Total	100%	100%	100%	100%	100%	100%

Schedule of Fair Value of Plan Assets
The fair values of defined benefit pension and postretirement plan assets as of August 31, 2023 are as follows:

Non-U.S. Plans
	Level 1	Level 2	Level 3	Total
Equity
Mutual fund equity securities	$7,430	$188,796	$—	$196,226
Non-U.S. corporate equity securities	—	18,163	—	18,163
Fixed Income
Non-U.S. government debt securities	192,484	88,274	—	280,758
Non-U.S. corporate debt securities	17,568	—	—	17,568
Mutual fund debt securities	—	189,337	—	189,337
Cash and short-term investments	65,401	—	—	65,401
Insurance contracts	—	68,569	180,353	248,922
Other	—	82,455	27,557	110,012
Total	$282,883	$635,594	$207,910	$1,126,387
The fair values of defined benefit pension and postretirement plan assets as of August 31, 2022 are as follows:

Non-U.S. Plans
	Level 1	Level 2	Level 3	Total
Equity
Mutual fund equity securities	$4,954	$234,339	$—	$239,293
Fixed Income
Non-U.S. government debt securities	168,705	—	—	168,705
Non-U.S. corporate debt securities	16,238	—	—	16,238
Mutual fund debt securities	—	379,989	—	379,989
Cash and short-term investments	48,089	—	—	48,089
Insurance contracts	—	69,902	97,881	167,783
Other	—	106,774	—	106,774
Total	$237,986	$791,004	$97,881	$1,126,871

Reconciliation of Fair Value Assets Measured on Recurring Basis
The following table provides a reconciliation of the beginning and ending balances of Level 3 assets for fiscal 2023:

Level 3 Assets	Fiscal 2023
Beginning balance	$97,881
Changes in fair value	110,029
Ending Balance	$207,910
The following table provides a reconciliation of the beginning and ending balances of Level 3 assets for fiscal 2022:

Level 3 Assets	Fiscal 2022
Beginning balance	$130,934
Changes in fair value	(33,053)
Ending Balance	$97,881

Schedule of Estimated Future Benefit Payments
Benefit payments for defined benefit pension plans and postretirement plans, which reflect expected future service, as appropriate, are expected to be paid as follows:

	Pension Plans		Postretirement Plans
	U.S. Plans	Non-U.S. Plans	U.S. and Non-U.S. Plans
2024	$18,726	$136,479	$13,473
2025	19,693	138,786	14,939
2026	20,485	144,204	16,542
2027	21,186	167,185	18,440
2028	21,824	184,746	20,189
2029-2033	114,568	981,670	130,673